Document and Entity Information	Aug. 26, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2019
Entity File Number	1-6639
Entity Registrant Name	MAGELLAN HEALTH INC
Entity Incorporation, State or Country Code	DE
Entity Tax Identificatoin Number	58-1076937
Entity Address, Address Line One	4800 N. SCOTTSDALE RD
Entity Address, Adress Line Two	SUITE 4400
Entity Address, State or Province	AZ
Entity Address, City or Town	SCOTTSDALE
Entity Address, Postal Zip Code	85251
City Area Code	602
Local Phone Number	572-6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MGLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0000019411
Amendment Flag	false